STATUTORY RESERVE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STATUTORY RESERVE
Balance	$ 74,956	$ 74,956
Appropriation to statutory reserve	79,495	0
Balance	$ 154,451	$ 74,956